TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND
TOUCHSTONE SMALL CAP VALUE FUND SUMMARY
The Fund's Investment Goal
The Touchstone Small Cap Value Fund (formerly Touchstone Small Cap Value Opportunities Fund) seeks long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 53 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE SMALL CAP VALUE FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE SMALL CAP VALUE FUND		Class A	Class C	Class Y	Institutional
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.52%	340.46%	69.34%	2.64%
Total Annual Fund Operating Expenses		1.72%	342.41%	70.29%	3.59%
Fee Waiver and/or Expense Reimbursement	[1]	0.29%	340.23%	69.11%	2.56%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.43%	2.18%	1.18%	1.03%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.43%, 2.18%, 1.18% and 1.03% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. These expense limitations will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE SMALL CAP VALUE FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	712	321	120	105
Expense Example, With Redemption, 3 Years	1,059	10,503	6,742	862
Expense Example, With Redemption, 5 Years	1,429	10,503	7,539	1,641
Expense Example, With Redemption, 10 Years	2,466	10,503	7,648	3,685

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE SMALL CAP VALUE FUND Class C	221	10,503	10,503	10,503

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Small Cap Value Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations that the sub-advisor, DePrince, Race & Zollo, Inc. ("DRZ"), believes have the potential for growth and that appear to be trading below their perceived value.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  For purposes of the Fund, a small capitalization company has a market capitalization of no more than $2 billion at the time of initial purchase.

DRZ employs a multi-step, "bottom up" investment process.  Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend.  DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels.  DRZ then conducts rigorous fundamental analysis to identify an imminent catalyst which it believes may lead to future price appreciation.  DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts.  Finally, DRZ filters the results to choose stocks that it believes have the potential for growth and appear to be trading below their perceived value.  DRZ considers selling a security when its yield falls below the acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

The Fund invests in securities of companies operating in a broad range of industries.  Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business overseas.  The Fund will typically hold 65 to 80 securities.  The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Micro Cap Risk: Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of small cap investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell 2000 Value Index and
Russell 2000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Small Cap Value Fund - Class A Total Return as of December 31

Best Quarter:  1st Quarter 2003 +18.97%   Worst Quarter:  3rd Quarter 2008 -24.10%

On June 10, 2011, Class Z shares were converted to Class A shares and performance for periods prior to the date of conversion represents the performance of Class Z shares.  Performance in the table below for periods prior to June 10, 2011 has been restated to reflect the impact of the Class A fees and expenses.  The Class C shares, the Class Y shares and the Institutional shares inception date is March 1, 2011. The Class C shares, Class Y shares and
Institutional shares performance information is calculated using the historical performance of Class Z shares for the periods prior to March 1, 2011.
Performance for this period for Class C Shares has been restated to reflect the impact of the Class C fees and expenses. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's
Statement of Additional Information.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.   The after-tax returns shown in the table
are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE SMALL CAP VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(11.66%)	(3.04%)	7.18%	Mar. 04, 2002
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(11.93%)	(3.49%)	6.46%	Mar. 04, 2002
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(7.21%)	(2.64%)	6.04%	Mar. 04, 2002
Class C	Class C Return Before Taxes	(7.90%)	(2.63%)	7.02%	Mar. 01, 2011
Class Y	Class Y Return Before Taxes	(5.85%)	(1.81%)	7.88%	Mar. 01, 2011
Institutional	Institutional Return Before Taxes	(5.95%)	(1.83%)	7.86%	Mar. 01, 2011
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	(5.50%)	(1.87%)	6.13%	Mar. 04, 2002
Russell 2000 Index	Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	5.93%	Mar. 04, 2002